UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2004 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 72.8%
Aim Basic Value Fund - Class A #	179,977		5,258,934
Aim Mid Cap Basic Value Fund - Class A #	90,924		1,069,270
American Century Large Company Value Fund - Class A	922,041		5,504,583
American Century Value Fund - Class A	141,095		1,103,362
Federated American Leaders Fund - Class A	154,674		3,563,683
Federated Stock Trust Fund	156,100		5,343,294
Fidelity Advisor Equity Income Fund - Class A	206,287		5,421,223
Heartland Value Fund	214		10,331
iShares Dow Jones Select Dividend Index Fund	187,000		10,733,800
PBHG Mid-Cap Fund #	310,325		5,464,815
The Yacktman Fund	93,268		1,395,292
Total Registered Investment Companies	(Cost $42,916,241)		44,868,587
U.S. Government Obligations - 15.6%
U.S. Treasury Bills, 1.50%, due 10/07/04 *	8,000,000		7,998,027
U.S. Treasury Bills, 1.58%, due 12/02/04 *	1,600,000		1,595,604
Total U.S. Government Obligations	(Cost $9,593,742)		9,593,631
Repurchase Agreements - 11.7%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $7,384,767 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $7,353,180)	7,209,000		7,209,000
Total Repurchase Agreements	(Cost $7,209,000)		7,209,000
Total Investments - 100.1%	(Cost $59,718,983	)(a)	61,671,218
Liabilities less Other Assets - (0.1%)			(37,614)
Total Net Assets - 100.0%			61,633,604
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	2,800		20,468
The Flex-funds Highlands Growth Fund	2,889		42,353
The Flex-funds Muirfield Fund	9,617		45,777
The Flex-funds Total Return Utilities Fund	2,091		32,473
Total Trustee Deferred Compensation	(Cost $152,630)		141,071

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$2,021,688
	Unrealized depreciation	(69,453)

	Net unrealized appreciation (depreciation)	$1,952,235

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 91.8%
Electric/Gas Utility - 14.2%
AGL Resources, Inc.	27,915	858,945
ATMOS Energy Corp.	20,655	520,299
MDU Resources Group, Inc.	36,040	948,933
NiSource, Inc.	50,985	1,071,195
		3,399,372
Electric Utility - 19.1%
Cinergy Corp.	21,610	855,756
Consolidated Edison, Inc.	4,000	168,160
DPL, Inc.	20,860	429,299
Energy East Corp.	44,860	1,129,575
Keyspan Corp.	18,165	712,068
IDACORP, Inc.	28,360	824,142
Pepco Holdings, Inc.	22,210	441,979
		4,560,979
Natural Gas (Distributor) - 19.7%
Gulfterra Energy Partners, L.P.	16,570	695,609
National Fuel Gas Co.	26,195	742,104
Nicor, Inc.	25,485	935,300
ONEOK, Inc.	29,995	780,470
Southern Union Co. #	24,664	505,612
Vectren Corp.	29,010	730,472
WGL Holdings, Inc.	11,360	321,034
		4,710,601
Oil & Natural Gas - 28.8%
Anadarko Petroleum Corp.	8,730	579,324
Burlington Resources, Inc.	14,980	611,184
Devon Energy Corp.	7,445	528,669
EOG Resources, Inc.	9,095	598,906
Equitable Resources, Inc.	16,840	914,580
Kinder Morgan Energy Partners, L.P.	25,998	1,217,746
Peoples Energy Corp.	13,920	580,185
Pioneer Natural Resources Co.	28,535	983,887
Questar Corp.	18,570	850,877
		6,865,358
Telecommunication Services - 4.6%
Adtran, Inc.	8,205	186,089
Citizens Communications, Co.	31,465	421,315
Telefonos de Mexico SA de CV ADR	15,490	499,862
		1,107,266

Schedule of Investments

September 30, 2004 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Water Utility - 5.4%
Aqua America, Inc.	40,017		884,776
United Utilities PLC	19,500		397,020
			1,281,796
Total Common Stocks	(Cost $18,790,752)		21,925,372
Repurchase Agreements - 8.3%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $2,026,227 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $2,017,560)	1,978,000		1,978,000
Total Repurchase Agreements	(Cost $1,978,000)		1,978,000
Total Investments - 100.1%	(Cost $20,768,752	)(a)	23,903,372
Liabilities less Other Assets - (0.1%)			(19,093)
Total Net Assets - 100.0%			23,884,279
Trustee Deferred Compensation*
The Flex-funds Dynamic Growth Fund	967		7,069
The Flex-funds Highlands Growth Fund	835		12,241
The Flex-funds Muirfield Fund	3,105		14,780
The Flex-funds Total Return Utilities Fund	662		10,281
Total Trustee Deferred Compensation	(Cost $44,259)		44,371

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$3,749,806
	Unrealized depreciation	(615,186)

	Net unrealized appreciation (depreciation)	$3,134,620

ADR:	American Depository Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

The Highlands Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 96.7%
Capital Goods, Materials & Services - 8.4% (Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
3M Co.	2,625	209,921
American Power Conversion Corp.	6,290	109,383
Caterpillar, Inc.	1,995	160,498
Cendant Corp.	6,490	140,184
Ingersoll-Rand Co. - Class A	1,970	133,901
Masco Corp.	4,235	146,235
Praxair, Inc.	3,605	154,078
Sourcecorp, Inc. #	4,330	95,866
Tyco International Ltd.	7,015	215,080
Weyerhaeuser Co.	2,270	150,910
		1,516,055
Consumer Durable Goods - 7.7% (Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
Best Buy Co., Inc.	1,365	74,038
Costco Wholesale Corp.	1,905	79,077
Dollar General	5,100	102,765
Home Depot, Inc.	5,355	209,916
Lowe’s Cos., Inc.	2,720	147,832
Target Corp.	3,660	165,615
Wal-Mart Stores, Inc.	8,920	474,544
Walgreen Co.	3,990	142,962
		1,396,748
Consumer Non-durable Goods - 12.9% (Subadvised by Barrow, Hanley, Mewhinney & Strauss, Inc.)
Action Performance Cos., Inc.	10,040	101,705
Altria Group, Inc.	6,420	301,997
American Power Conversion Corp.	155	2,695
Bunge Ltd.	3,880	155,122
Coca-Cola Co., The	2,970	118,949
Comcast Corp. - Special - Class A #	8,940	249,605
Diageo PLC	2,200	110,946
Haggar Corp.	360	6,174
Hain Celestial Group, Inc. #	7,570	133,838
JAKKS Pacific, Inc. #	8,680	199,640
PepsiCo, Inc.	2,410	117,247

Schedule of Investments

September 30, 2004 (unaudited)

The Highlands Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Procter & Gamble Co.	4,580	247,870
Sysco Corp.	1,400	41,888
Time Warner, Inc. #	7,350	118,629
Viacom, Inc. - Class B	6,213	208,508
Wendy’s International, Inc.	5,340	179,424
XTO Energy	1,200	38,976
		2,333,213
Energy - 6.7% (Subadvised by The Mitchell Group, Inc.)
BP PLC Sponsored ADR	1,348	77,550
Chevron Texaco Corp.	2,112	113,288
ConocoPhillips	1,800	149,130
Devon Energy Corp.	1,000	71,010
Exxon Mobil Corp.	6,024	291,140
FMC Technologies, Inc. #	2,600	86,840
Halliburton Co.	2,400	80,856
Nabors Industries #	1,400	66,290
Pride International, Inc. #	5,000	98,950
Range Resources Corp.	4,700	82,203
Schlumberger, Ltd.	1,400	94,234
		1,211,491
Finance - 16.5% (Subadvised by Clover Partners LP)
Boston Scientific Co.	325	12,912
Citigroup, Inc.	23,636	1,042,820
Franklin Resources Inc.	7,415	413,461
Friedman Billings Ramsey - Class A	10,742	205,172
Goldman Sachs Group, Inc.	2,148	200,280
J.P. Morgan Chase & Co.	13,278	527,535
Raytheon Co. - Class B	1,360	51,653
Wachovia Corp. - Preferred Dividend Equalization	1,700	0
Washington Mutual Savings Bank	13,454	525,782
		2,979,615
Health - 13.0% (Subadvised by Matrix Asset Advisors, Inc.)
AMGEN, Inc. #	4,225	240,022

Schedule of Investments

September 30, 2004 (unaudited)

The Highlands Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Boston Scientific Corp.	6,625	263,211
Bristol-Myers Squibb Co.	6,350	150,305
Guidant Corp.	4,300	283,972
Medimmune, Inc. #	11,200	265,440
Merck & Co., Inc.	5,950	196,350
Pfizer, Inc.	20,700	633,420
Pioneer Natural Resources Company	1,700	58,616
Wyeth	6,725	251,515
		2,342,851
Technology - 20.5% (Subadvised by Dresdner RCM Global Investors, L.L.C.)
ACE LTD.	6,909	276,775
Agilent Technologies #	2,140	46,160
Apple Computer #	2,450	94,938
Boeing Co.	1,760	90,851
Cisco Systems, Inc. #	4,840	87,604
Comverse Technology, Inc. #	5,730	107,896
Dell, Inc. #	5,155	183,518
General Dynamics Corp.	780	79,638
Hewlett-Packard Co.	4,160	78,000
Honeywell International, Inc.	3,130	112,242
International Business Machines	960	82,310
Juniper Networks #	2,710	63,956
Lockheed Martin Corp.	2,440	136,103
MBIA, Inc.	7,961	463,410
Marvell Technology Group, Ltd. #	5,480	143,192
Mercury Interactive Corp. #	1,320	46,042
Microsoft Corp.	16,570	458,161
Motorola, Inc.	1,930	34,817
NCR Corp., Inc. #	2,550	126,455
Northrop Grumman Corp.	2,170	115,726
Qualcom, Inc.	3,080	120,243
Research in Motion, Ltd. #	1,720	131,305
Symantec Corp. #	2,410	132,261
Texas Instruments, Inc.	2,230	47,454
United Technologies Corp.	1,195	111,589
Yahoo! Inc.#	7,020	238,048
eBay, Inc. #	780	71,713
		3,680,406

Schedule of Investments

September 30, 2004 (unaudited)

The Highlands Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Transportation - 1.6% (Subadvised by Miller/Howard Investments, Inc.)
Burlington Northern Santa Fe Corp.	655		25,093
CNF, Inc.	300		12,297
CSX Corp.	382		12,682
Delta Air Lines, Inc. #	220		724
FedEx Corp.	455		38,989
Norfolk Southern Corp.	690		20,521
Ryder System, Inc.	115		5,410
Southwest Airlines Co.	1,408		19,177
Union Pacific Corp.	450		26,370
United Parcel Service, Inc. - Class B	1,775		134,758
			296,020
Utilities - 9.4% (Subadvised by Clover Partners LP)
Entergy Corp.	2,559		155,101
Exelon Corp.	4,163		152,740
FirstEnergy Corp.	2,593		106,520
General Electric Co.	14,744		495,104
Nextel Communications, Inc. #	1,860		44,342
PG & E Corp. #	5,849		177,810
TXU Corp.	4,104		196,664
Verizon Communications, Inc.	9,186		361,745
			1,690,026
Total Common Stocks	(Cost $16,693,263)		17,446,425
Repurchase Agreements - 3.3%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $616,678 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $614,040)	602,000
Total Repurchase Agreements	(Cost $602,000)		602,000
Total Investments - 100.0%	(Cost $17,295,263	)(a)	18,048,425
Other Assets less Liabilities - 0.0%			537
Total Net Assets - 100.0%			18,048,962

Schedule of Investments

September 30, 2004 (unaudited)

The Highlands Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Trustee Deferred Compensation*
The Flex-funds Dynamic Growth Fund	1,464	10,702
The Flex-funds Highlands Growth Fund	1,329	19,483
The Flex-funds Muirfield Fund	4,812	22,905
The Flex-funds Total Return Utilities Fund	1,052	16,338
Total Trustee Deferred Compensation	(Cost $72,315)	69,428

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $288,686. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$1,508,361
	Unrealized depreciation	(1,043,885)

	Net unrealized appreciation (depreciation)	$464,476

ADR:	American Depository Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Highlands Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Registered Investment Companies - 92.4%
Aim Basic Value Fund - Class A #	150,000	4,383,013
American Century Vista Fund - Advisor Class #	320,665	4,085,274
iShares S&P 500/BARRA Value Index Fund	187,800	10,809,768
Total Registered Investment Companies	(Cost $18,994,869)	19,278,055
U.S. Government Obligations - 1.9%
U.S. Treasury Bills, 1.58%, due 12/02/04 *	400,000	398,901
Total U.S. Government Obligations	(Cost $398,946)	398,901
Repurchase Agreements - 5.5%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $1,166,771 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $1,161,780)	1,139,000	1,139,000
Total Repurchase Agreements	(Cost $1,139,000)	1,139,000
Total Investments - 99.8%	(Cost $20,532,815)	20,815,956
Other Assets less Liabilities - 0.2%		43,519
Total Net Assets - 100.0%		20,859,475
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	638	4,664
The Flex-funds Highlands Growth Fund	454	6,656
The Flex-funds Muirfield Fund	1,970	9,377
The Flex-funds Total Return Utilities Fund	417	6,476
Total Trustee Deferred Compensation	(Cost $25,073)	27,173
Futures Contracts

	Long Contracts	Unrealized Depreciation
Standard & Poors 500 expiring December 2004, notional value $836,175	3	(8,738)
Total Futures Contracts		(8,738)

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$490,135
	Unrealized depreciation	(206,994)

	Net unrealized appreciation (depreciation)	$283,141

#	Represents non-income producing security.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 91.0%
Aim Basic Value Fund - Class A #	36,167		1,056,791
Aim Large Cap Basic Value Fund - Class A #	53,286		651,693
American Century Small Company Fund - Investor Class	51,494		468,593
American Century Vista Fund - Advisor Class #	111,522		1,420,786
Federated Kaufmann Small Cap Fund - Class A	19,195		353,577
iShares S&P 500/BARRA Value Index Fund	75,000		4,317,000
Icon Energy Fund #	13,163		287,090
Total Registered Investment Companies	(Cost $8,283,908)		8,555,530
U.S. Government Obligations - 2.1%
U.S. Treasury Bills, 1.58%, due 12/02/04 *	200,000		199,451
Total U.S. Government Obligations	(Cost $199,473)		199,451
Repurchase Agreements - 6.7%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $647,409 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $644,640)	632,000		632,000
Total Repurchase Agreements	(Cost $632,000)		632,000
Total Investments - 99.8%	(Cost $9,115,381	)(a)	9,386,981
Other Assets less Liabilities - 0.2%			15,733
Total Net Assets - 100.0%			9,402,714
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	549		4,013
The Flex-funds Highlands Growth Fund	386		5,659
The Flex-funds Muirfield Fund	1,687		8,030
The Flex-funds Total Return Utilities Fund	358		5,560
Total Trustee Deferred Compensation	(Cost $21,402)		23,262
Futures Contracts

	Long Contracts		Unrealized Depreciation
Standard & Poors 500 expiring December 2004, notional value $278,725	1		(2,913)
Total Futures Contracts			(2,913)

(a)	Represents cost for financial reporting purposes and may differ for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$343,311
	Unrealized depreciation	(71,711)

	Net unrealized appreciation (depreciation)	$271,600

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Value ($)
U.S. Government Obligations - 96.7%
U.S. Treasury Bills,
1.69%, due 12/23/04	50,000		49,810
U.S. Treasury Notes,
5.75%, due 8/15/10	8,400,000		9,359,438
Total U.S. Government Obligations	(Cost $9,254,812)		9,409,248
Repurchase Agreements - 3.0%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $300,144 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $298,860)	293,000		293,000
Total Repurchase Agreements	(Cost $293,000)		293,000
Total Investments - 99.7%	(Cost $9,547,812	)(a)	9,702,248
Other Assets less Liabilities - 0.3%			30,318
Total Net Assets - 100.0%			9,732,566
Trustee Deferred Compensation*
The Flex-funds Dynamic Growth Fund	726		5,307
The Flex-funds Highlands Growth Fund	663		9,720
The Flex-funds Muirfield Fund	2,366		11,262
The Flex-funds Total Return Utilities Fund	505		7,843
Total Trustee Deferred Compensation	(Cost $34,464)		34,132

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $7,765. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$157,006
	Unrealized depreciation	(10,335)

	Net unrealized appreciation (depreciation)	$146,671

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Schedule of Investments

September 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Commercial Pager - 14.4%
Citigroup	1.56%		10/21/04	3,000,000	2,997,400
Citigroup	1.52%		10/18/04	3,000,000	2,997,847
Duff & Phelps Utilities	1.72%		12/02/04	1,000,000	997,037
Duff & Phelps Utilities	1.74%		12/15/04	3,000,000	2,989,125
General Electric Co.	1.62%		11/09/04	1,700,000	1,697,017
Hewlett Packard	1.60%		10/25/04	5,000,000	4,994,667
John Hancock Financial Services	1.60%		10/12/04	3,000,000	2,998,533
National Rural Utilities	1.63%		10/05/04	5,000,000	4,999,094
New Jersey Natural Gas	1.65%		11/17/04	3,750,000	3,741,922
Total Commercial Paper				(Cost $28,412,642)	28,412,642
Corporate Obligations - 61.9%
Aquarium Holdings, KY**	1.84	% *	10/07/04	108,000	108,000
Associates Corp.	6.63%		06/15/05	618,000	636,821
Austin Printing Co., Inc.**	1.94	% *	10/07/04	1,535,000	1,535,000
Bank Of America Corp.	7.63%		04/15/05	1,365,000	1,410,445
Bath Technologies, Inc.**	1.89	% *	10/07/04	1,265,000	1,265,000
Bear Stearns Co., Inc.	6.63%		10/01/04	2,850,000	2,850,000
Bear Stearns Co., Inc.	6.65%		12/01/04	1,089,000	1,098,789
Bear Stearns Co., Inc.	7.63%		02/01/05	1,000,000	1,021,165
Beaver Creek Enterprise**	1.89	% *	10/07/04	1,990,000	1,990,000
Cascade Plaza Project**	1.89	% *	10/07/04	8,201,000	8,201,000
ChevronTexaco Corp.	6.63%		10/01/04	2,500,000	2,500,000
CIT Group, Inc.	7.13%		10/15/04	6,000,000	6,013,244
Citicorp	7.63%		05/01/05	1,440,000	1,491,577
Clark Grave Vault Co.**	1.84	% *	10/07/04	1,050,000	1,050,000
Coca-Cola Enterprises, Inc.	8.00%		01/04/05	538,000	546,335
Countrywide Home Loans, Inc.	6.84%		10/22/04	4,000,000	4,011,908
Don’s Launderers-Cleaners, Inc.**	1.84	% *	10/07/04	1,000,000	1,000,000
DuPont, El,de Nemours & Co.	6.75%		10/15/04	1,567,000	1,570,233
Espanola/Nambe**	1.94	% *	10/07/04	915,000	915,000
First Union Corp.	7.70%		02/15/05	2,750,000	2,807,805
Gillette	3.75%		12/01/04	2,485,000	2,493,349
Gordon Flesch Co. Project**	1.89	% *	10/07/04	900,000	900,000
Household Finance Corp.	3.38%		12/16/04	2,700,000	2,708,945
International Lease Finance Corp.	8.15%		10/01/04	1,000,000	1,000,000
Isaac Tire, Inc.**	1.84	% *	10/07/04	840,000	840,000
K.L. Morris, Inc.**	1.84	% *	10/07/04	2,075,000	2,075,000
Kiser Street, Inc.**	1.89	% *	10/07/04	1,720,000	1,720,000
Leggett & Platt, Inc.	7.65%		02/15/05	2,280,000	2,326,786
Lehman Brothers Holdings, Inc.	7.75%		01/15/05	5,500,000	5,598,228
Martin Wheel Co, Inc.**	2.14	% *	10/07/04	2,350,000	2,350,000
Merrill Lynch & Co., Inc.	6.00%		11/15/04	5,000,000	5,027,949
MetLife Insurance Co.***	1.70	% *	10/01/04	12,000,000	12,000,000
Mubea, Inc.**	1.88	% *	12/01/04	5,825,000	5,825,000
National Reinsurance Corp.	8.85%		01/15/05	1,500,000	1,529,678
National Rural Utilities	6.38%		10/15/04	1,104,000	1,106,000
National Rural Utilities**	2.13	% *	12/10/04	2,000,000	2,003,136
O.K.I. Supply Co.**	1.84	% *	10/07/04	1,370,000	1,370,000
Osco Industries, Inc.**	1.94	% *	10/07/04	1,200,000	1,200,000
Pfizer, Inc.	3.63%		11/01/04	1,600,000	1,602,827
Pro Tire, Inc.**	1.84	% *	10/07/04	1,010,000	1,010,000
Procter & Gamble Co.	4.00%		04/30/05	2,300,000	2,323,230
R.I. Lampus Co.**	1.94	% *	10/07/04	295,000	295,000
Seariver Maritime, Inc.	1.71	% *	10/01/04	4,400,000	4,400,000
SGS Tool Co.**	1.92	% *	10/07/04	480,000	480,000
Shawmut Bank Connecticut NA	8.63%		02/15/05	500,000	513,081
Springside Corp Exchange Partners I LLC**	1.89	% *	10/07/04	2,000,000	2,000,000
Target Corp	7.50%		02/15/05	3,250,000	3,319,656
Taylor Brothers Properties LLC**	1.84	% *	10/07/04	1,225,000	1,225,000
United Technologies Corp	6.63%		11/15/04	3,029,000	3,048,970
US Bank NA	1.66%		10/05/04	2,000,000	2,000,549
White Castle Project**	1.89	% *	10/07/04	6,250,000	6,250,000
Total Corporate Obligations				(Cost $122,564,706)	122,564,706

Schedule of Investments

September 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares		Value ($)
U.S. Government Agency Obligations - 8.0%
Federal Home Loan Bank	1.73%*	10/26/04	5,000,000		4,999,066
Federal Home Loan Bank	4.13%	11/15/04	1,000,000		1,003,187
Federal Home Loan Bank	4.00%	12/01/04	250,000		250,991
Federal Home Loan Bank	1.30%	02/23/05	2,000,000		2,000,000
Federal Home Loan Bank	1.48%	02/24/05	2,000,000		2,000,000
Federal Home Loan Bank	1.35%	03/23/05	2,000,000		2,000,000
Federal Home Loan Bank	1.40%	04/01/05	2,000,000		2,000,000
Federal Home Loan Bank	1.35%	04/29/05	1,000,000		1,000,000
Federal Home Loan Bank	5.25%	05/13/05	500,000		509,748
Total U.S. Government Agency Obligations			(Cost $15,762,992)		15,762,992
Variable Rate Demand Notes - 5.2%
Caterpillar Financial, Inc.	2.00%		10,224,041		10,224,041
Total Variable Rate Demand Notes			(Cost $10,224,041)		10,224,041
Demand Deposits - 1.5%
National City Corp.	2.00%		3,059,653		3,059,653
Total Demand Deposits			(Cost $3,059,653)		3,059,653
Repurchase Agreements - 9.5%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $19,205,106 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $19,122,960)			18,748,000		18,748,000
Total Repurchase Agreements			(Cost $18,748,000)		18,748,000
Total Investments - 100.5%			(Cost $198,772,034	)(a)	198,772,034
Liabilities less Other Assets - (0.5)					(923,930)
Total Net Assets - 100.0%					197,848,104
Trustee Deferred Compensation****
The Flex-funds Dynamic Growth Fund			1,260		9,211
The Flex-funds Highlands Growth Fund			1,255		18,398
The Flex-funds Muirfield Fund			4,407		20,977
The Flex-funds Total Return Utilities Fund			1,026		15,934
Total Trustee Deferred Compensation			(Cost $64,520)		64,520

(a)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Interest rate is as of September 30, 2004. Maturity date reflects the next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2004, securities restricted as to resale to institutional investors represented 22.9% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2004, illiquid securities represented 6.0% of Total Investments.

****	Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: November 22, 2004